Contractual Obligations	9 Months Ended
Sep. 30, 2014
Leases [Abstract]
Contractual Obligations
Note 14 — Contractual Obligations

The Company leases office and manufacturing space under operating leases that expire on September 30, 2015. The Company’s total contractual payment obligations for operating leases as of September 30, 2014 total $60,893 of which $15,223 is due in calendar year 2014 and $45,670 is due in calendar 2015.